Additional Information of Expenses by Nature - Summary of Accrued Profit Sharing Bonus to Employees (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Bonus to Employees [member]
Expense by Nature [line items]
Accrued profit sharing bonus to employees	$ 35,601.5	$ 34,753.2	$ 23,165.7